Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Other Liabilities
Other liabilities as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Current
Due to customers for contract work	￦	756,316	624,632
Advances received		787,477	910,659
Unearned revenue		62,030	69,062
Withholdings		369,067	297,442
Firm commitment liability		7,566	20,136
Others(*1)		24,375	21,929

	￦	2,006,831	1,943,860

Non-current
Advances received	￦	433,958	2
Unearned revenue		22,203	8,889
Others(*1)		129,673	105,583

	￦	585,834	114,474

(*1)
As of December 31, 2022 and

2023, the Company recognized the
liabilities assumed
amounted to
￦
71,248 million and
￦
56,325 million, respectively
,
related to unfavorable terms of a customer contract relative to market-terms upon the acquisition of Senex Energy Limited.